RELATED PARTY TRANSACTIONS	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTIONS

4. Related Party Balances and Transactions

The following table summarizes the Company’s related party transactions for:

	Three months ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Professional fees and expenses paid to companies controlled by officers included in general and administrative	$247,552	$98,609	$450,484	$301,770
Research and development expenses paid to companies controlled by officers included in general and administrative	$7,083	$8,828	$28,238	$26,948

These transactions are in the normal course of operations and are measured at fair value, which is the amount of consideration established and agreed to by the related parties.

During the year ended December 31, 2024, the Company issued 63,050 shares of Common Stock to SWH as consideration for all of the shares of common stock of TEUSA owned by SWH.

In December 2024, the Company received $100,000 in advance from a related party as in advance of the February 2025 Bridge Round Offering.

The Company has issued convertible notes to certain related parties, which include accrued interest (see Note 3).

11. Related Party Balances and Transactions

The following table summarizes the Company’s related party transactions for the year:

	2024	2023
Key management, directors, and officers of the Company Salaries paid to related directors and officers included in general and administrative	$371,541	$357,501
Stock-based compensation	$304,460	$250,276
Professional fees and expenses paid to companies controlled by officers included in general and administrative	$442,110	$467,534
Research and development expenses paid to companies controlled by officers included in general and administrative	$42,212	$45,131
Accounts payable due to related parties	$9,010	$9,847

These transactions are in the normal course of operations and are measured at fair value, which is the amount of consideration established and agreed to by the related parties.

During the year ended December 31, 2024, the Company issued 63,050 shares of Common Stock to SWH Capital LLC, an entity controlled and owned by the Chief Executive Officer of the Company, as consideration for all of the shares of common stock of TEUSA owned by SWH.

In December 2024, the Company received $100,000 in advance from a related party as a part of an additional closing of a private unit offering closed in early 2025 (see Note 17).

The Company has issued convertible notes to certain related parties, which include accrued interest (see Note 10).

HCM II Acquisition Corp
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On April 8, 2024, the Sponsor made a capital contribution of $25,000, or approximately $0.004 per share, to cover certain of the Company’s expenses, for which the Company issued 5,750,000 founders shares to the Sponsor. Up to 750,000 of the founder shares may be surrendered by the Sponsor for no consideration depending on the extent to which the underwriter’s over-allotment is exercised. On August 19, 2024, the underwriter exercised its over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 founder shares are no longer subject to forfeiture.

The Company’s initial shareholders have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issued upon conversion thereof until the earlier to occur of (i) one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial shareholders with respect to any founder shares (the “Lock-up”). Notwithstanding the foregoing, if (1) the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivision, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the founder shares will be released from the Lock-up.

Promissory Note—Related Party

The Sponsor has agreed to loan the Company an aggregate of up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. The loan is non-interest bearing, unsecured and due at the earlier of December 31, 2024 or the closing of the Initial Public Offering. The Company repaid all the outstanding balance of the note at the closing of the Initial Public Offering on August 19, 2024. Borrowings under the note are no longer available.

On August 14, 2025, the Company entered into a Promissory Note agreement with Hondo Holdings LLC (the “Sponsor”), pursuant to which the Sponsor agreed to make available to the Company up to $2,500,000 to fund working capital needs and expenses related to the completion of the Company’s initial business combination. The Promissory Note is non-interest bearing, may be prepaid at any time without penalty, and becomes due and payable upon the earlier of (i) the consummation of a business combination or (ii) the liquidation of the Company. At the Sponsor’s election, up to $1,500,000 of the unpaid principal balance may be converted into private placement warrants of the Company at a conversion price of $1.00 per warrant, with terms identical to those issued in the Company’s IPO. The Sponsor waived any right, title, interest, or claim to the Company’s trust account. As of September 30, 2025, the outstanding principal balance under the Promissory Note was $400,000. The Promissory Note is classified as a liability and accounted for under ASC 470, “Debt”, as a freestanding financial instrument. The embedded conversion option was evaluated under ASC 815-15 and ASC 815-40 and determined to meet the criteria for equity classification. Accordingly, the Promissory Note is carried at par value with no bifurcated derivative or imputed interest recognized.

Administrative Services Agreement

The Company entered into an agreement, commencing on August 15, 2024, through the earlier of consummation of the initial Business Combination and the liquidation, to pay the Sponsor $15,000 per month for office space, utilities and secretarial and administrative support services. For the three and nine months ended September 30, 2025, the Company incurred and paid $45,000 and $135,000 for these services, respectively. For the period from April 4, 2024 (inception) through September 30, 2024, the Company incurred $17,500 for these services.

Due from Sponsor

The Company covered certain expenses on behalf of its Sponsor, paying $4,466 as of September 30, 2025 and December 31, 2024, of which such amount is included in due from Sponsor in the accompanying condensed consolidated balance sheets.

Advances from Related Party

Advances from related party represents payment of expenses by the Sponsor that are not covered by the Promissory Note. As of September 30, 2025, total advances from related party amounted to $338,002. These advances are due on demand.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into private placement warrants of the post Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. As of September 30, 2025 and December 31, 2024, no such Working Capital Loans were outstanding.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On April 8, 2024, the Sponsor made a capital contribution of $25,000, or approximately $0.004 per share, to cover certain of the Company’s expenses, for which the Company issued 5,750,000 founders shares to the Sponsor. Up to 750,000 of the founder shares may be surrendered by the Sponsor for no consideration depending on the extent to which the underwriters’ over-allotment is exercised. On August 19, 2024, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 founder shares are no longer subject to forfeiture.

The Company’s initial shareholders have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issued upon conversion thereof until the earlier to occur of (i) one (1) year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial shareholders with respect to any founder shares (the “Lock-up”). Notwithstanding the foregoing, if (1) the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivision, share capitalizations, reorganizations, recapitalizations and the like) for any twenty (20) trading days within any thirty (30)-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the founder shares will be released from the Lock-up.

Promissory Note — Related Party

The Sponsor has agreed to loan the Company an aggregate of up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. The loan is non-interest bearing, unsecured and due at the earlier of December 31, 2024 or the closing of the Initial Public Offering. The Company repaid all the outstanding balance of the note at the closing of the Initial Public Offering on August 19, 2024. Borrowings under the note are no longer available.

Administrative Services Agreement

The Company entered into an agreement, commencing on August 15, 2024, through the earlier of consummation of the initial Business Combination and the liquidation, to pay the Sponsor $15,000 per month for office space, utilities and secretarial and administrative support services. For the period from April 4, 2024 (inception) through December 31, 2024, the Company incurred $62,500 for these services.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into private placement warrants of the post Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. As of December 31, 2024, no such Working Capital Loans were outstanding.